Derivative liability (Tables)	12 Months Ended
Dec. 31, 2013
Derivative liability [Abstract]
Schedule of Components of Derivative Liabilities

The following tables summarize the components of derivative liabilities:

		Measurement
		Date
	December 31,	October 16,
	2013	2013
Fair value of derivative liability	$10,095,000	$7,648,000

Significant assumptions (or ranges):
Trading market values (1)	$5.75	$5.00
Term (years) (2)	2.08	2.25
Expected volatility (1)	41.4%	35.6%
Risk-free rate (2)	0.38%	0.42%
Discount rate (3)	1.24%	1.28%
Effective Exercise price (2)	$5.00	$5.00
Trigger price (2)	$6.25	$6.25
Expected months until effective registration (3)	1	3

Fair value hierarchy:

(1)	Level 1 inputs are quoted prices in active markets for identical assets and liabilities, or derived therefrom.

(2)	Level 2 inputs are inputs other than quoted prices that are observable.

(3)	Level 3 inputs are unobservable inputs. Inputs for which any parts are level 3 inputs are classified as level 3 in their entirety.

The Company recorded $10,095,000 of derivative expense for the year ended December 31, 2013.